Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

March 13, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	FS Energy Total Return Fund (the “Fund”) (File Nos. 333-214232; 811-23205)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Fund to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive form of Prospectus and Statement of Additional Information, each dated February 28, 2018, do not differ from those contained in the Fund’s most recent post-effective amendment to its Registration Statement on Form N-2, which was filed electronically with the Securities and Exchange Commission on February 28, 2018 and declared effective February 28, 2018.

Please contact me at (215) 988-2959 with any questions or comments regarding this matter.

Very truly yours,

/s/ Joshua B. Deringer

Joshua B. Deringer

cc: Stephen S. Sypherd